Cover	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Entity Central Index Key	0001836242
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41181
Entity Registrant Name	Tokyo Lifestyle Co., Ltd.
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	Harumi Building
Entity Address, Address Line Two	2-5-9 Kotobashi
Entity Address, Address Line Three	Sumida-Ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	130-0022
Entity Common Stock, Shares Outstanding	42,327,806
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
American depositary shares, each representing 10 ordinary shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing 10 ordinary shares
Trading Symbol	TKLF
Security Exchange Name	NASDAQ
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Harumi Building
Entity Address, Address Line Two	2-5-9 Kotobashi
Entity Address, Address Line Three	Sumida-Ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	130-0022
Contact Personnel Name	Mei Kanayama
Contact Personnel Email Address	ky@ystbek.co.jp
City Area Code	+81
Local Phone Number	356250668